Pension schemes - Amounts recognized in the statement of financial position in respect of defined benefit pension schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset)
At start of year	£ (63)
At end of year	21	£ (63)
Net deferred tax assets (liabilities) on net defined benefit pension balance	(4)	16
United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	(53)
At end of year	£ 30	£ (53)
Weighted average duration of defined benefit obligation	13 years	14 years
United States
Disclosure of net defined benefit liability (asset)
At start of year	£ (10)
At end of year	£ (9)	£ (10)
Weighted average duration of defined benefit obligation	9 years	9 years
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
At start of year	£ (3,806)	£ (3,752)
Service cost	(4)	(5)
Net interest on net defined benefit balance	(173)	(181)
Actuarial (losses)/gains on financial assumptions	321	(80)
Actuarial (losses)/gains arising from experience assumptions	(23)	(11)
Contributions by employees	(7)	(8)
Benefits paid	195	185
Exchange translation differences	(16)	46
At end of year	(3,513)	(3,806)
Present value of defined benefit obligation | Funded schemes
Disclosure of net defined benefit liability (asset)
At start of year	(3,626)
At end of year	(3,348)	(3,626)
Present value of defined benefit obligation | Unfunded schemes
Disclosure of net defined benefit liability (asset)
At start of year	(180)
At end of year	(165)	(180)
Present value of defined benefit obligation | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	(2,984)	(2,887)
Service cost	(1)	(2)
Net interest on net defined benefit balance	(133)	(138)
Actuarial (losses)/gains on financial assumptions	301	(61)
Actuarial (losses)/gains arising from experience assumptions	(20)	(16)
Contributions by employees	(7)	(8)
Benefits paid	134	128
At end of year	(2,710)	(2,984)
Present value of defined benefit obligation | United States
Disclosure of net defined benefit liability (asset)
At start of year	(822)	(865)
Service cost	(3)	(3)
Net interest on net defined benefit balance	(40)	(43)
Actuarial (losses)/gains on financial assumptions	20	(19)
Actuarial (losses)/gains arising from experience assumptions	(3)	5
Benefits paid	61	57
Exchange translation differences	(16)	46
At end of year	(803)	(822)
Fair value of scheme assets
Disclosure of net defined benefit liability (asset)
At start of year	3,771	3,706
Net interest on net defined benefit balance	172	180
Return on assets excluding amounts included in interest income	(273)	35
Contributions by employer	48	73
Contributions by employees	7	8
Benefits paid	(195)	(185)
Exchange translation differences	14	(46)
At end of year	3,544	3,771
Fair value of scheme assets | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	2,937	2,852
Net interest on net defined benefit balance	133	137
Return on assets excluding amounts included in interest income	(240)	1
Contributions by employer	41	67
Contributions by employees	7	8
Benefits paid	(134)	(128)
At end of year	2,744	2,937
Fair value of scheme assets | United States
Disclosure of net defined benefit liability (asset)
At start of year	834	854
Net interest on net defined benefit balance	39	43
Return on assets excluding amounts included in interest income	(33)	34
Contributions by employer	7	6
Benefits paid	(61)	(57)
Exchange translation differences	14	(46)
At end of year	800	834
Net pension obligation, before impact of asset ceiling
Disclosure of net defined benefit liability (asset)
At start of year	(35)	(46)
Service cost	(4)	(5)
Net interest on net defined benefit balance	(1)	(1)
Contributions by employer	48	73
Actuarial (losses)/gains	25	(56)
Exchange translation differences	(2)
At end of year	31	(35)
Net pension obligation, before impact of asset ceiling | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	(47)	(35)
Service cost	(1)	(2)
Net interest on net defined benefit balance		(1)
Contributions by employer	41	67
Actuarial (losses)/gains	41	(76)
At end of year	34	(47)
Net pension obligation, before impact of asset ceiling | United States
Disclosure of net defined benefit liability (asset)
At start of year	12	(11)
Service cost	(3)	(3)
Net interest on net defined benefit balance	(1)
Contributions by employer	7	6
Actuarial (losses)/gains	(16)	20
Exchange translation differences	(2)
At end of year	(3)	12
Impact of asset ceiling
Disclosure of net defined benefit liability (asset)
At start of year	(28)
At end of year	(10)	(28)
Impact of asset ceiling | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	(6)
At end of year	(4)	(6)
Impact of asset ceiling | United States
Disclosure of net defined benefit liability (asset)
At start of year	(22)
At end of year	£ (6)	£ (22)